SCHEDULE OF FINANCE LEASE EXPENSES (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Leases
Amortization of operating lease right-of-use assets	$ 152,251
Interest on operating lease liabilities	68,357
Total operating lease costs	$ 220,608